POST BALANCE SHEET EVENTS	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
POST BALANCE SHEET EVENTS	23. POST BALANCE SHEET EVENTS Post the year end, the Group has raised $2.7m through its ATM facility.